Cover	Feb. 23, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Entity File Number	001-41100
Entity Registrant Name	Everest Consolidator Acquisition Corporation
Entity Central Index Key	0001863719
Entity Tax Identification Number	86-2485792
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4041 MacArthur Blvd
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	610-0835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Warrant
Trading Symbol	MNTN.U
Security Exchange Name	NYSE
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MNTN
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	MNTN WS
Security Exchange Name	NYSE